Equity and Other Equity Items - Disclosure of Matters Relating To Repurchase (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
May 10, 2023 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased			64,590,700
Total purchase price for repurchase of shares			¥ 150,000
November 1, 2023 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased		5,216,600	26,880,600
Total purchase price for repurchase of shares		¥ 18,962	¥ 81,037
May 8, 2024 and september 24, 2024 [member]
Disclosure of treasury shares [Line items]
Number of common shares repurchased	16,226,100	420,633,175
Total purchase price for repurchase of shares	¥ 39,949	¥ 1,160,051
May 8, 2024 [member]
Disclosure of treasury shares [Line items]
Number of common shares retired		520,000,000